Supplement, dated September 21, 2004, to the
                         Prospectus, dated May 3, 2004,
         of Seligman Time Horizon/Harvester Series, Inc. (the "Series")
                                on behalf of its
                          Seligman Time Horizon 30 Fund
                          Seligman Time Horizon 20 Fund
                          Seligman Time Horizon 10 Fund
                             Seligman Harvester Fund
                           (collectively, the "Funds")

      Effective October 1, 2004, the Series will add Seligman LaSalle Monthly Dividend Real Estate Fund to the group of Underlying Funds (as described in the Series' Prospectus) in which the Funds may invest. On such date, the target allocations and allocation ranges of Seligman Time Horizon 10 Fund and Seligman Harvester Fund will be revised to include an allocation to Seligman LaSalle Monthly Dividend Real Estate Fund.

      Additionally, certain other changes to the target allocations and allocation ranges of Seligman Time Horizon 10 Fund and Seligman Harvester Fund will be made effective October 1, 2004, as described below. The changes described in this Supplement result from changes to Seligman Time Horizon Matrix SM and Seligman Harvester SM PATENT PENDING, the two asset allocation strategies on which the Funds' investment strategies are based. As a result of these changes, Seligman Global Growth Fund is no longer an Underlying Fund for any of the Funds and all references to Seligman Global Growth Fund in the Prospectus are hereby deleted. There will be no changes at this time to the Underlying Funds in which Seligman Time Horizon 30 Fund or Seligman Time Horizon 20 Fund invest, nor in their target allocations or allocation ranges.

      The following sentence supersedes and replaces the first sentence of the second paragraph under the caption "The Funds - Overview" on page 1 of the Series' Prospectus:

            Each Fund is a "fund of funds," which means that each seeks to achieve its objective(s) by investing in a combination of other Seligman mutual funds (the "Underlying Funds").

      The description contained under Asset Allocation Strategy on the chart on page 1 of the Series' Prospectus with respect Seligman Time Horizon 10 Fund is hereby deleted in its entirety and replaced with the following:

            Small-, medium-, and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

      The description contained under Asset Allocation Strategy on the chart on page 1 of the Series' Prospectus with respect to Seligman Harvester Fund is hereby deleted in its entirety and replaced with the following:

            Medium- and large-capitalization and dividend-producing domestic and international equity securities supplemented by a larger allocation of real estate securities as well as domestic fixed-income securities and cash and cash equivalents than the Time Horizon 10 Fund.

      The following sentence supersedes and replaces the second sentence of the second paragraph under the caption "Principal Strategies of the Funds" on page 2 of the Series' Prospectus:

            The Underlying Funds are grouped into four broad categories:
            Domestic Equity Funds, Global Equity Funds, Real Estate Funds and Fixed Income Funds.

      Below is a table that sets forth the Underlying Funds, target allocations and allocation ranges for each Fund of the Series. This table and the paragraph that follows supersede and replace the table that currently appears on page 3 of the Series' Prospectus.

--------------------------------------------------------------------------------------------------------------------------
                                                     TIME HORIZON       TIME HORIZON      TIME HORIZON
          UNDERLYING FUND                               30 FUND            20 FUND          10 FUND         HARVESTER FUND
--------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman Frontier Fund                    Target:           3%               3%
--------------------------------------------------------------------------------------------------------------------------
                                          Range:          2%-4%             2%-4%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Fund             Target:          13%               12%               7%
--------------------------------------------------------------------------------------------------------------------------
                                          Range:         10%-16%           10%-14%           5%-9%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman Communications and               Target:          16%               10%              10%
Information Fund
--------------------------------------------------------------------------------------------------------------------------
                                          Range:         13%-19%           8%-12%            8%-12%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman Capital Fund                     Target:          22%               20%              20%                10%
--------------------------------------------------------------------------------------------------------------------------
                                          Range:         18%-26%           16%-24%          16%-24%             8%-12%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund                      Target:           3%               9%                9%                12%
--------------------------------------------------------------------------------------------------------------------------
                                          Range:          2%-4%            7%-11%            7%-11%            10%-14%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Fund             Target:           3%               9%                9%                12%
--------------------------------------------------------------------------------------------------------------------------
                                          Range:          2%-4%            7%-11%            7%-11%            10%-14%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Fund                Target:                                                                11%
--------------------------------------------------------------------------------------------------------------------------
                                          Range:                                                                9%-13%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund            Target:          10%               10%               5%
--------------------------------------------------------------------------------------------------------------------------
                                          Range:          8%-12%           8%-12%            4%-6%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller                   Target:          25%               17%              10%
Companies Fund
--------------------------------------------------------------------------------------------------------------------------
                                          Range:         21%-29%           14%-20%           8%-12%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund        Target:           5%               10%              10%                10%
--------------------------------------------------------------------------------------------------------------------------
                                          Range:          4%-6%            8%-12%            8%-12%             8%-12%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                       TIME HORIZON     TIME HORIZON      TIME HORIZON
          UNDERLYING FUND                                 30 FUND          20 FUND           10 FUND        HARVESTER FUND
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUNDS
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman LaSalle Monthly Dividend         Target:                                             10%                15%
--------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                          Range:                                             8%-12%            12%-18%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Series           Target:                                             10%                10%
--------------------------------------------------------------------------------------------------------------------------
                                          Range:                                             8%-12%             8%-12%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman Investment Grade                 Target:                                                                10%
Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
                                          Range:                                                                8%-12%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Seligman U.S. Government Securities       Target:                                                                10%
Series/Seligman Cash Management Fund
--------------------------------------------------------------------------------------------------------------------------
                                          Range:                                                                8%-12%
--------------------------------------------------------------------------------------------------------------------------

      The Manager does not expect that on October 1, 2004 (when the above changes are effective), that the actual allocations to Underlying Funds for each of the Funds will immediately be within the new allocation ranges shown above. The Manager will use cash in-flows and out-flows from the purchase and sale of Fund shares and will from time to time initiate the sale and purchase of Underlying Funds to bring the actual allocations toward their targets. If on each Fund's next semi-annual re-allocation date, which will occur in December, the actual allocations for the Underlying Funds are not within the allocation ranges, the Manager will re-allocate such Fund's assets to its current targets.

      The following new disclosure is inserted after the bullet point "Junk Bonds" on page 4 of the Series' Prospectus:

      o Real Estate Companies - Investments in real estate companies (i.e., companies that at the time of initial purchase, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or have at least 50% of their assets in such real estate) such as real estate investment trusts ("REITs") are subject to additional risks. None of the Underlying Funds will generally invest in real estate directly, but one Underlying Fund will invest in securities issued by real estate companies. As a result, this Underlying Fund is subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty.

      The following chart supersedes and replaces the chart in the first column of page 12 of the Series' Prospectus:

        ------------------------------------------------------------------------
                                                                 Total Operating
                    Underlying Fund Class A Shares               Expense Ratios
        ------------------------------------------------------------------------
        Seligman Capital Fund                                         1.57%
        ------------------------------------------------------------------------
        Seligman Cash Management Fund                                 0.85
        ------------------------------------------------------------------------
        Seligman Common Stock Fund                                    1.31
        ------------------------------------------------------------------------
        Seligman Communications and Information Fund                  1.57
        ------------------------------------------------------------------------
        Seligman Emerging Markets Fund                                3.61
        ------------------------------------------------------------------------
        Seligman Frontier Fund                                        2.27
        ------------------------------------------------------------------------
        Seligman Global Smaller Companies Fund                        2.24
        ------------------------------------------------------------------------
        Seligman Growth Fund                                          1.40
        ------------------------------------------------------------------------
        Seligman High-Yield Bond Series                               1.30
        ------------------------------------------------------------------------
        Seligman International Growth Fund                            3.17
        ------------------------------------------------------------------------
        Seligman Investment Grade Fixed Income Fund                   1.25
        ------------------------------------------------------------------------
        Seligman Large-Cap Value Fund                                 1.66
        ------------------------------------------------------------------------
        Seligman LaSalle Monthly Dividend Real Estate Fund            1.87
        ------------------------------------------------------------------------
        Seligman Small-Cap Value Fund                                 1.81
        ------------------------------------------------------------------------
        Seligman U.S. Government Securities Series                    1.27
        ------------------------------------------------------------------------

      The following supersedes and replaces the information set forth in the second column of page 12 of the Series' Prospectus:

            After combining the total net operating expenses of each Fund with the weighted average of the total operating expense ratios of the Underlying Funds in which it was invested at December 31, 2003 (as adjusted to reflect the reallocations contemplated by this Supplement), the total annual weighted average expense ratios of each class of shares of each Fund (calculated as a percentage of average net assets) for the period ended December 31, 2003 were as follows:

        ------------------------------------------------------------------------
                                    Class A     Class B      Class C     Class D
        ------------------------------------------------------------------------
        Seligman Time Horizon
          30 Fund                     2.83%       3.58%        3.58%      3.58%
        ------------------------------------------------------------------------
        Seligman Time Horizon
          20 Fund                     2.84        3.59        3.59        3.59
        ------------------------------------------------------------------------
        Seligman Time Horizon
          10 Fund                     2.68        3.43        3.43        3.43
        ------------------------------------------------------------------------
        Seligman Harvester Fund       2.39        3.14        3.14        3.14
        ------------------------------------------------------------------------

      The information under "Examples of Each Fund's Expenses" on page 13 of the Series' Prospectus with respect to each of Seligman Time Horizon 10 Fund and Seligman Harvester Fund is hereby deleted in its entirety and replaced with the following:

      Time Horizon 10 Fund
                          1 Year         3 Years        5 Years        10 Years
                      ----------      ----------     ----------      ----------
      Class A               $733          $1,267         $1,827          $3,363
      Class B                846           1,353          1,983           3,562+
      Class C                541           1,142          1,865           3,792
      Class D                446           1,053          1,783           3,730

      If you do not sell your shares at the end of each period, your cost would be:

                          1 Year         3 Years        5 Years        10 Years
                      ----------      ----------     ----------      ----------
      Class A               $733          $1,267         $1,827          $3,363
      Class B                346           1,053          1,783           3,562+
      Class C                442           1,142          1,865           3,792
      Class D                346           1,053          1,783           3,730

      Harvester Fund
                          1 Year         3 Years        5 Years        10 Years
                      ----------      ----------     ----------      ----------
      Class A               $706          $1,209         $1,737          $3,178
      Class B                817           1,293          1,893           3,380+
      Class C                513           1,083          1,776           3,615
      Class D                417             993          1,693           3,551

      If you do not sell your shares at the end of each period, your cost would be:

                          1 Year         3 Years        5 Years        10 Years
                      ----------      ----------     ----------      ----------
      Class A               $706          $1,209         $1,737          $3,178
      Class B                317             993          1,693           3,380+
      Class C                414           1,083          1,776           3,615
      Class D                317             993          1,693           3,551

      This section of the Series' Prospectus entitled, "Questions and Answers About the Funds" is revised as follows:

      On page 15 of the Series' Prospectus, the penultimate sentence of the answer to the fourth question is deleted in its entirety and replaced with the following:

            The Manager's research demonstrated that an asset allocation of 55% equity, 15% real estate securities, 20% corporate bonds and 10% cash or US government bonds was particularly effective in conserving capital over long time periods when used with certain withdrawal strategies.

      On page 15 of the Series' Prospectus, the first sentence of the second paragraph of the answer to the fifth question is hereby deleted in its entirety and replaced with the following:

            Seligman Harvester Fund, which is intended for investors who need to withdraw money from accumulated assets, serves as the end point of the Seligman Time Horizon/Harvester Series Matrix.

      On page 16 of the Series' Prospectus, the first paragraph of the answer to the sixth question is hereby deleted in its entirety and replaced with the following:

            Seligman Time Horizon 30, 20 and 10 Funds each seek to implement an investment strategy based on Seligman Time Horizon Matrix by investing a specified percentage of their respective assets in various Underlying Funds. Seligman Harvester Fund seeks to implement the Seligman Harvester asset allocation strategy also by investing a specified percentage of its assets in various Underlying Funds.

      On page 16 and 17 of the Series' Prospectus, the fourth paragraph of the answer to the sixth question is hereby deleted in its entirety and replaced with the following:

            Seligman Time Horizon 10 Fund: Under normal market conditions, this Fund invests 80% of its assets in Underlying Funds that invest primarily in domestic and international equities, 10% of its assets in one Underlying Fund that invests primarily in equity real estate investment trusts, and 10% of its assets in one Underlying Fund that invests primarily in high-yield fixed-income securities. The change in allocations results from reducing the exposure to small-company and emerging market securities found in Seligman Time Horizon 20 Fund and introducing real estate securities and high-yield bonds. The Manager's research demonstrates that the reduction in small-company and emerging markets securities has reduced volatility over 10-year holding periods. The Manager believes that an allocation to real estate securities such as equity real estate investment trusts can provide for potential capital appreciation, relative diversification and high liquidity, reduce volatility in yield and market values and protect against loss of principal and income. The allocation to high-yield bonds is introduced because, in the Manager's opinion, a prudently managed high-yield bond fund -- not individual high-yield bonds -- can provide relative diversification, stability and protection against significant loss of principal due to a single default.

      On page 17 of the Series' Prospectus, the fifth paragraph of the answer to the sixth question is hereby deleted in its entirety and replaced with the following:

            Seligman Harvester Fund: Under normal market conditions, this Fund invests 55% of its assets in Underlying Funds that invest primarily in domestic and international equities, 15% of its assets in Underlying Funds that invest primarily in equity real estate investment trusts, 20% of its assets in Underlying Funds that invest primarily in fixed-income securities (high-yield bonds and investment grade fixed income securities) and 10% of its assets in Underlying Funds that invest primarily in cash, cash equivalents or US Government securities. Key differences between Seligman Harvester Fund and Seligman Time Horizon 10 Fund include the elimination of US and international small-company stocks and emerging markets securities. This change reflects the Manager's opinion that these asset classes are too volatile and speculative for investors who wish to conserve their capital and generate an income stream. A second key difference between Seligman Harvester Fund and Seligman Time Horizon 10 Fund is an increase in the allocation to real estate securities. This change reflects the Manager's belief that real estate securities such as equity real estate investment trusts can provide relative diversification and high liquidity, reduce volatility in yield and market values and protect against loss of principal and income. In addition, the Manager believes that an investment in real estate securities is appropriate for Seligman Harvester Fund because such an investment has the potential to allow Seligman Harvester Fund to benefit from a dependable stream of income and because such an allocation has the potential for capital appreciation. A third difference is a 10% allocation to one Underlying Fund that invests primarily in investment grade fixed income securities. The Manager believes that investment grade fixed income can provide relative diversification and high liquidity, reduce volatility in yield and market values and protect against loss of principal and income. A fourth difference is a 10% allocation to Underlying Funds that invest in cash, cash equivalents or US Government securities. The Manager believes that such an allocation can help protect against sudden market downturns that could erode capital, especially if they occur when income is withdrawn. Investments such as money market funds or Treasury bills also provide for more certainty of principal.

      On page 17 of the Series' Prospectus, the first two sentences of the answer to the seventh question are hereby deleted in its entirety and replaced with the following:

            You may implement a Seligman Time Horizon Matrix asset allocation strategy by investing directly in the Funds rather than investing separately in each of the Underlying Funds.

      The following new disclosure is added into the table set forth on page 26 of the Series' Prospectus following "Seligman Large-Cap Value Fund", and preceding the "Seligman Small-Cap Value Fund":

Seligman LaSalle Monthly      High current income.        Concentrates its investments in the real estate
Dividend Real Estate Fund     Capital appreciation is     industry, investing under normal circumstances at
                              a secondary objective       least 80% of its net assets in equity and
                                                          equity-related securities issued by real estate
                                                          companies, such as real estate investment trusts.
                                                          Equity and equity related securities include
                                                          common stocks, rights or warrants to purchase
                                                          common stocks, securities convertible into common
                                                          stocks and preferred stocks.

      On page 27 of the Series' Prospectus, the first sentence of each of the risk factors "Securities of Smaller Companies" and "Sector Volatility" under the caption "Equity Related Risks" shall be amended to include the Seligman LaSalle Monthly Dividend Real Estate Fund.

      The following new disclosure is added on page 28 of the Series' Prospectus and inserted after "Emerging Markets Securities" and before the heading, "Fixed-Income-Related Risks":

            Real Estate-Related Risks

            The following risks relate to investments by the Funds in the Seligman LaSalle Monthly Dividend Real Estate Fund. To the extent noted, the risk factors listed under "Equity Related Risks" and "Fixed-Income Related Risks" are also applicable.

            Risks of Real Estate Investments and REITs - The Seligman LaSalle Monthly Dividend Real Estate Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, it is also subject to the risks associated with the direct ownership of real estate. These risks include:

                  o     declines in the value of real estate;

                  o     risks related to general and local economic conditions;

                  o possible lack of availability of mortgage funds or other capital;

                  o     overbuilding;

                  o lack of completion of developments or delays in completion;

                  o     extended vacancies of properties;

                  o     increased competition;

                  o     increases in property taxes and operating expenses;

                  o     changes in zoning laws or other government regulations;

                  o costs resulting from the clean-up of, and legal liability to third parties for damages resulting from, environmental problems;

                  o     casualty or condemnation losses;

                  o limitations on, or unavailability of, insurance on favorable economic terms;

                  o     limitations on rents;

                  o changes in neighborhood values and the appeal of properties to tenants;

                  o     tenant bankruptcies and other credit problems;

                  o changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy;

                  o uninsured damages, including those arising from floods, earthquakes or other natural disasters or from acts of war or terrorism;

                  o     changes in interest rates; and

                  o     legal, cultural or technological developments.

            These risks, including the perception that these risks may materialize, could contribute to a decline in dividends received and paid by the Seligman LaSalle Monthly Dividend Real Estate Fund and a decline in the value of its investments and, consequently, its share price. To the extent the Seligman LaSalle Monthly Dividend Real Estate Fund's investments are concentrated in particular geographical regions or types of real estate companies, it may be subject to certain of these risks to a greater degree.

            The above factors may also adversely affect a borrower's or a lessee's ability or willingness to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may suffer losses, experience delays in enforcing its rights as a mortgagee or lessor and incur substantial costs associated with protecting its investments.

            Equity REITs (those REITs that invest a majority of their assets in real property and derive their income primarily from rents) may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs (those REITs that invest a majority of their assets in real estate mortgages and derive their income primarily from interest payments) may be affected by the quality of any credit extended, interest rates and refinancings. Further, REITs are dependent upon management skills and generally may not be diversified. As a result, performance of any REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. REITs are also subject to heavy cash flow dependency. REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. Any such failure by a REIT held by the fund could adversely affect the value of an investment in the Seligman LaSalle Monthly Dividend Real Estate Fund.

            REITs have ongoing operating fees and expenses, which may include management, advisory and administration fees or expenses. These fees and expenses are borne by REIT shareholders, including the Seligman LaSalle Monthly Dividend Real Estate Fund.

            Interest Rate Risk - Because investors generally look to real estate companies for a stream of income, the prices of real estate company shares may be more sensitive to changes in interest rates than are other equity securities. Since interest rates are at or near historical lows, it is likely that they will rise in the near future.

            Non-Diversified Risk - The Seligman LaSalle Monthly Dividend Real Estate Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, it may invest a greater percentage of its assets in the securities of an issuer. Thus, the Seligman LaSalle Monthly Divided Real Estate Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Seligman LaSalle Monthly Dividend Real Estate Fund's overall value to decline to a greater degree than if it held a more diversified portfolio.

            Convertible Securities Risk - Although to a lesser extent than with non-convertible fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      On page 30 of the Series' Prospectus, the first sentence of each of the risk factors "Zero-Coupon and Pay-in-Kind Securities" and "When-Issued or Forward Commitment Securities" under the caption "Fixed-Income-Related Risks" shall be amended to include the Seligman LaSalle Monthly Dividend Real Estate Fund.

      The following paragraph is added as the last paragraph of page 40 of the Series' Prospectus under the caption "Taxes":

            The REITs in which the Seligman LaSalle Monthly Dividend Real Estate Fund invests may not provide complete tax information until after the calendar year end. Consequently, because of such delay, it may be necessary for any of the Funds that invest in the Seligman LaSalle Monthly Dividend Real Estate Fund to request permission to extend the deadline for the issuance of a Form 1099-DIV until after January 31 or to issue a revised Form 1099-DIV after January 31.

      The following supersedes and replaces the chart set forth on page 52-53 of the Series' Prospectus under "Appendix C":

Seligman Time Horizon/Harvester Series Matrix

ASSET CLASSES                                           30        29        28        27        26        25        24        23
                                                        --        --        --        --        --        --        --        --
US Small-Cap ....................................    30.00%    29.50%    29.00%    28.50%    28.00%    27.50%    27.00%    26.50%
US Mid-Cap ......................................    30.00%    29.50%    29.00%    28.50%    28.00%    27.50%    27.00%    26.50%
US Large-Cap ....................................    10.00%    11.00%    12.00%    13.00%    14.00%    15.00%    16.00%    17.00%
International Small-Cap .........................    15.00%    14.50%    14.00%    13.50%    13.00%    12.50%    12.00%    11.50%
Emerging Markets ................................    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%
International Large-Cap .........................     5.00%     5.50%     6.00%     6.50%     7.00%     7.50%     8.00%     8.50%
Equity REITs ....................................
High-Yield Bonds ................................
Investment Grade Bonds ..........................
Government Bonds/Cash ...........................
                                                   -----------------------------------------------------------------------------
                                                    100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%

ASSET CLASSES                                            22        21        20        19        18
                                                         --        --        --        --        --
US Small-Cap ....................................     26.00%    25.50%    25.00%    24.00%    23.00%
US Mid-Cap ......................................     26.00%    25.50%    25.00%    25.00%    25.00%
US Large-Cap ....................................     18.00%    19.00%    20.00%    20.00%    20.00%
International Small-Cap .........................     11.00%    10.50%    10.00%     9.50%     9.00%
Emerging Markets ................................     10.00%    10.00%    10.00%     9.50%     9.00%
International Large-Cap .........................      9.00%     9.50%    10.00%    10.00%    10.00%
Equity REITs ....................................                                    1.00%     2.00%
High-Yield Bonds ................................                                    1.00%     2.00%
Investment Grade Bonds ..........................
Government Bonds/Cash ...........................
                                                    -----------------------------------------------
                                                     100.00%   100.00%   100.00%   100.00%   100.00%

UNDERLYING FUNDS                                        30        29        28        27        26        25        24        23
Seligman Frontier Fund ..........................     3.00%     3.00%     3.00%     3.00%     3.00%     3.00%     3.00%     3.00%
Seligman Small-Cap Value Fund ...................    13.00%    12.90%    12.80%    12.70%    12.60%    12.50%    12.40%    12.30%
Seligman Communications and
Information  Fund ...............................    16.00%    15.40%    14.80%    14.20%    13.60%    13.00%    12.40%    11.80%
Seligman Capital Fund ...........................    22.00%    21.80%    21.60%    21.40%    21.20%    21.00%    20.80%    20.60%
Seligman Growth Fund ............................     3.00%     3.60%     4.20%     4.80%     5.40%     6.00%     6.60%     7.20%
Seligman Large-Cap Value Fund ...................     3.00%     3.60%     4.20%     4.80%     5.40%     6.00%     6.60%     7.20%
Seligman Common Stock Fund ......................
Seligman Global Smaller Companies Fund ..........    25.00%    24.20%    23.40%    22.60%    21.80%    21.00%    20.20%    19.40%
Seligman Emerging Markets Fund ..................    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%
Seligman International Growth Fund ..............     5.00%     5.50%     6.00%     6.50%     7.00%     7.50%     8.00%     8.50%
Seligman LaSalle Monthly Dividend Real
Estate Fund .....................................
Seligman High-Yield Bond Series .................
Seligman Investment Grade Fixed Income
Fund ............................................
Seligman U.S. Government Securities
Fund/Seligman Cash Management Fund ..............
                                                   -----------------------------------------------------------------------------
                                                    100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%

UNDERLYING FUNDS                                        22        21        20        19        18
Seligman Frontier Fund ..........................     3.00%     3.00%     3.00%     2.70%     2.40%
Seligman Small-Cap Value Fund ...................    12.20%    12.10%    12.00%    11.50%    11.00%
Seligman Communications and
Information  Fund ...............................    11.20%    10.60%    10.00%    10.00%    10.00%
Seligman Capital Fund ...........................    20.40%    20.20%    20.00%    20.00%    20.00%
Seligman Growth Fund ............................     7.80%     8.40%     9.00%     9.00%     9.00%
Seligman Large-Cap Value Fund ...................     7.80%     8.40%     9.00%     9.00%     9.00%
Seligman Common Stock Fund ......................
Seligman Global Smaller Companies Fund ..........    18.60%    17.80%    17.00%    16.30%    15.60%
Seligman Emerging Markets Fund ..................    10.00%    10.00%    10.00%     9.50%     9.00%
Seligman International Growth Fund ..............     9.00%     9.50%    10.00%    10.00%    10.00%
Seligman LaSalle Monthly Dividend Real
Estate Fund .....................................                                  1.00%     2.00%
Seligman High-Yield Bond Series .................                                  1.00%     2.00%
Seligman Investment Grade Fixed Income
Fund ............................................
Seligman U.S. Government Securities
Fund/Seligman Cash Management Fund ..............
                                                   -----------------------------------------------
                                                    100.00%   100.00%   100.00%   100.00%   100.00%

ASSET CLASSES                                   17        16        15        14        13        12        11        10         9
US Small-Cap ...........................     22.00%    21.00%    20.00%    19.00%    18.00%    17.00%    16.00%    15.00%    13.50%
US Mid-Cap .............................     25.00%    25.00%    25.00%    25.00%    25.00%    25.00%    25.00%    25.00%    23.50%
US Large-Cap ...........................     20.00%    20.00%    20.00%    20.00%    20.00%    20.00%    20.00%    20.00%    21.50%
International Small-Cap ................      8.50%     8.00%     7.50%     7.00%     6.50%     6.00%     5.50%     5.00%     4.50%
Emerging Markets .......................      8.50%     8.00%     7.50%     7.00%     6.50%     6.00%     5.50%     5.00%     4.50%
International Large-Cap ................     10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%
Equity REITs ...........................      3.00%     4.00%     5.00%     6.00%     7.00%     8.00%     9.00%    10.00%    10.50%
High-Yield Bonds .......................      3.00%     4.00%     5.00%     6.00%     7.00%     8.00%     9.00%    10.00%    10.00%
Investment Grade Bonds .................                                                                                      1.00%
Government Bonds/Cash ..................                                                                                      1.00%
                                           ---------------------------------------------------------------------------------------
                                            100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%

ASSET CLASSES                                    8         7         6         5         4         3         2         1   Harvester
US Small-Cap ...........................     12.00%    10.50%     9.00%     7.50%     6.00%     4.50%     3.00%     1.50%
US Mid-Cap .............................     22.00%    20.50%    19.00%    17.50%    16.00%    14.50%    13.00%    11.50%    10.00%
US Large-Cap ...........................     23.00%    24.50%    26.00%    27.50%    29.00%    30.50%    32.00%    33.50%    35.00%
International Small-Cap ................      4.00%     3.50%     3.00%     2.50%     2.00%     1.50%     1.00%     0.50%
Emerging Markets .......................      4.00%     3.50%     3.00%     2.50%     2.00%     1.50%     1.00%     0.50%
International Large-Cap ................     10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%
Equity REITs ...........................     11.00%    11.50%    12.00%    12.50%    13.00%    13.50%    14.00%    14.50%    15.00%
High-Yield Bonds .......................     10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%
Investment Grade Bonds .................      2.00%     3.00%     4.00%     5.00%     6.00%     7.00%     8.00%     9.00%    10.00%
Government Bonds/Cash ..................      2.00%     3.00%     4.00%     5.00%     6.00%     7.00%     8.00%     9.00%    10.00%
                                           ---------------------------------------------------------------------------------------
                                            100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%

UNDERLYING FUNDS                                17        16        15        14        13        12        11        10         9
Seligman Frontier Fund ...................    2.10%     1.80%     1.50%     1.20%     0.90%     0.60%     0.30%
Seligman Small-Cap Value Fund ............   10.50%    10.00%     9.50%     9.00%     8.50%     8.00%     7.50%     7.00%     6.30%
Seligman Communications and
Information  Fund ........................   10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%     9.00%
Seligman Capital Fund ....................   20.00%    20.00%    20.00%    20.00%    20.00%    20.00%    20.00%    20.00%    19.00%
Seligman Growth Fund .....................    9.00%     9.00%     9.00%     9.00%     9.00%     9.00%     9.00%     9.00%     9.30%
Seligman Large-Cap Value Fund ............    9.00%     9.00%     9.00%     9.00%     9.00%     9.00%     9.00%     9.00%     9.30%
Seligman Common Stock Fund ...............                                                                                    1.10%
Seligman Global Smaller Companies Fund ...   14.90%    14.20%    13.50%    12.80%    12.10%    11.40%    10.70%    10.00%     9.00%
Seligman Emerging Markets Fund ...........    8.50%     8.00%     7.50%     7.00%     6.50%     6.00%     5.50%     5.00%     4.50%
Seligman International Growth Fund .......   10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%
Seligman LaSalle Monthly Dividend Real
Estate Fund ..............................    3.00%     4.00%     5.00%     6.00%     7.00%     8.00%     9.00%    10.00%    10.50%
Seligman High-Yield Bond Series ..........    3.00%     4.00%     5.00%     6.00%     7.00%     8.00%     9.00%    10.00%    10.00%
Seligman Investment Grade Fixed Income
Fund .....................................                                                                                    1.00%
Seligman U.S. Government Securities
Fund/Seligman Cash Management Fund .......                                                                                    1.00%
                                           ---------------------------------------------------------------------------------------
                                            100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%

UNDERLYING FUNDS                                 8         7         6         5         4         3         2         1   Harvester
Seligman Frontier Fund ...................    5.60%     4.90%     4.20%     3.50%     2.80%     2.10%     1.40%     0.70%
Seligman Small-Cap Value Fund ............    8.00%     7.00%     6.00%     5.00%     4.00%     3.00%     2.00%     1.00%
Seligman Communications and
Information  Fund ........................   18.00%    17.00%    16.00%    15.00%    14.00%    13.00%    12.00%    11.00%    10.00%
Seligman Capital Fund ....................    9.60%     9.90%    10.20%    10.50%    10.80%    11.10%    11.40%    11.70%    12.00%
Seligman Growth Fund .....................    9.60%     9.90%    10.20%    10.50%    10.80%    11.10%    11.40%    11.70%    12.00%
Seligman Large-Cap Value Fund ............    2.20%     3.30%     4.40%     5.50%     6.60%     7.70%     8.80%     9.90%    11.00%
Seligman Common Stock Fund ...............
Seligman Global Smaller Companies Fund ...    8.00%     7.00%     6.00%     5.00%     4.00%     3.00%     2.00%     1.00%
Seligman Emerging Markets Fund ...........    4.00%     3.50%     3.00%     2.50%     2.00%     1.50%     1.00%     0.50%
Seligman International Growth Fund .......   10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%
Seligman LaSalle Monthly Dividend Real
Estate Fund ..............................   11.00%    11.50%    12.00%    12.50%    13.00%    13.50%    14.00%    14.50%    15.00%
Seligman High-Yield Bond Series ..........   10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%    10.00%
Seligman Investment Grade Fixed Income
Fund .....................................    2.00%     3.00%     4.00%     5.00%     6.00%     7.00%     8.00%     9.00%    10.00%
Seligman U.S. Government Securities
Fund/Seligman Cash Management Fund .......    2.00%     3.00%     4.00%     5.00%     6.00%     7.00%     8.00%     9.00%    10.00%
                                           ---------------------------------------------------------------------------------------
                                            100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%   100.00%

                  Supplement, dated September 21, 2004, to the
             Statement of Additional Information, dated May 3, 2004,
         of Seligman Time Horizon/Harvester Series, Inc. (the "Series")
                                on behalf of its
                          Seligman Time Horizon 30 Fund
                          Seligman Time Horizon 20 Fund
                          Seligman Time Horizon 10 Fund
                             Seligman Harvester Fund
                           (collectively, the "Funds")

      Effective October 1, 2004, the Series will add Seligman LaSalle Monthly Dividend Real Estate Fund to the group of Underlying Funds (as described in the Series' Statement of Additional Information) in which the Funds of the Series may invest. On such date, the target allocations and the allocation ranges of Seligman Time Horizon 10 Fund and Seligman Harvester Fund will be revised to include an allocation to Seligman LaSalle Monthly Dividend Real Estate Fund. Additionally, certain other changes to the target allocations and allocation ranges of the Underlying Funds in which Seligman Time Horizon 10 Fund and Seligman Harvester Fund invest will be made, effective October 1, 2004. To this end, the following changes are hereby made to the Series' Statement of Additional Information ("SAI"):

      As a result of the changes contemplated above, Seligman Global Growth Fund is no longer an Underlying Fund for any of the Funds (each as defined in the Series' Prospectus and Statement of Additional Information) and all references to Seligman Global Growth Fund are hereby deleted.

      On page 6 of the Series' SAI the following disclosure will supersede and replace the second sentence of the sixth paragraph of the Series' SAI under the caption "Foreign Securities":

      Specifically, the Seligman Investment Grade Fixed Income Fund and the Seligman LaSalle Monthly Dividend Real Estate Fund may each invest a substantial portion of their respective total assets in US dollar-denominated securities of foreign issuers, including foreign corporations, governments or their agencies or instrumentalities; however, they may invest only up to 10% of their total assets in non-US dollar-denominated securities of US and foreign issuers.

      The following disclosure supersedes and replaces the first sentence of the first paragraph of the following section set forth on page 9 of the Series' SAI under "Description of the Series and its Investments and Risks - Investment Strategies and Risks":

      When-Issued and Forward Commitment Securities. Seligman U.S. Government Securities Series, Seligman High-Yield Bond Fund, Seligman Investment Grade Fixed Income Fund and Seligman LaSalle Monthly Dividend Real Estate Fund may purchase securities on a when-issued or forward commitment basis.

      The following disclosure has been added to page 11 of the Series' SAI as a new paragraph following the third paragraph under the caption, "Borrowing":

      Seligman LaSalle Monthly Dividend Real Estate Fund does not intend to borrow money except that it may borrow up to 5% of its total assets for temporary purposes.

      The following disclosure has been added to page 11 of the Series' SAI following the last paragraph under the caption, "Borrowing":

      Additional Risks - Related to Investments in Real Estate Companies

      Real property investments are subject to varying types and degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., Americans with Disabilities Act and tax laws), quality of management, interest rate levels and the availability of financing.

      If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a real estate company to make payments of any interest and principal on its debt securities, and its ability to pay dividends, will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. Real estate companies are also subject to heavy cash flow dependency.

      The performance of the economy in each of the regions in which the real estate owned by a real estate company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

      In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company may also have joint venture investments in certain of its properties, and consequently its ability to control decisions relating to such properties may be limited.

      As discussed below, real property investments are also subject to risks that are specific to the investment sector or type of property in which the real estate companies are investing.

      Retail Properties. Retail properties are affected by the overall health of the economy. A retail property may be adversely affected by the growth of alternative forms of retailing (for example, catalog or on-line shopping), bankruptcy, decline in drawing power, a shift in consumer demand due to demographic changes and/or changes in consumer preference (for example, to discount retailers), spending patterns and other trends in the retail industry. A retail property may also be adversely affected if an anchor or significant tenant ceases operation at such location, voluntarily or otherwise. Certain tenants at retail properties may be entitled to terminate their leases if an anchor tenant ceases operations at such property. Retail properties in general may suffer from declines in consumer spending, which may result from economic downturns or changes in consumer habits. Changes in market rental rates, competitive market forces, the inability to collect rent due to bankruptcy or insolvency of tenants or otherwise and changes in market rates of interest could also have an adverse effect on retail properties.

      Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by the bankruptcy of those tenants. In some cases, a tenant may have a significant number of leases in one community center and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

      Office and Industrial Properties. Office and industrial properties generally require their owners to expend significant amounts for general capital improvements, tenant maintenance and improvements and costs of reletting space. Increases in real estate construction costs, insurance premiums and interest rates could adversely affect office and industrial properties. Industrial properties are also subject to tenant defaults and bankruptcies that could affect their collection of outstanding receivables. In addition, office and industrial properties that are not equipped to accommodate the needs of modern businesses may become functionally obsolete and thus non-competitive. Office and industrial properties may also be adversely affected if there is an economic decline in the businesses operated by their tenants or in the economy as a whole. The risk of such an adverse effect is increased if the property revenue is dependent on a single tenant or if there is a significant concentration of tenants in a particular business or industry.

      Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures to keep necessary furniture, fixtures and equipment updated, competition from other hotels, increases in operating costs (which increases may not necessarily be offset in the future by increased room rates), dependence on business and commercial travelers and tourism (which may be affected by terrorist activities), increases in fuel costs and other expenses of travel, changes to regulations of operating, liquor and other licenses, and adverse effects of general and local economic conditions. Because hotel rooms are generally rented for short periods of time, hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties. Also, hotels may be operated pursuant to franchise, management and lease agreements that may be terminable by the franchiser, the manager or the lessee. Hotel properties may be adversely affected if there is an economic decline in the business of the franchiser, the manager or the lessee. On the other hand, it may be difficult to terminate an ineffective operator of a hotel property after a foreclosure of the property. Hotel properties may also be adversely affected by the bankruptcy or insolvency of their tenants.

      Health Care Properties. Healthcare properties and healthcare providers are affected by several significant factors, including: (1) federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations; (2) continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); (3) competition in terms of appearance, reputation, quality and cost of care with similar properties on a local and regional basis; (4) deterioration, including bankruptcy, of tenants; (5) occupancy rates; and (6) the general distress of the healthcare industry.

      These governmental laws and regulations are subject to frequent and substantial changes resulting from legislation, adoption of rules and regulations, and administrative and judicial interpretations of existing law. Changes may also be applied retroactively and the timing of such changes cannot be predicted. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursement. In addition, in the event that a tenant is in default on its lease, a new operator or purchaser at a foreclosure sale will have to apply for all relevant licenses if such new operator does not already hold such licenses. There can be no assurance that such new licenses could be obtained, and, consequently, there can be no assurance that any healthcare property subject to foreclosure will be disposed of in a timely manner.

      Multifamily/Residential Properties. The value and successful operation of a multifamily and residential property may be affected by a number of factors, such as changes in the national, regional and local economic climate, the location of the property, the ability of management to provide adequate maintenance and insurance, types of services provided by the property, the level of mortgage rates, presence of competing properties, the relocation of tenants to new projects with better amenities, adverse economic conditions in the locale, the amount of rent charged, oversupply of units due to new construction or a reduction in the demand for multifamily living and tenant competition. In addition, multifamily and residential properties may be subject to rent control laws or other laws affecting such properties, which could impact the future cash flows of such properties.

      Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns, and adverse effects of general and local economic conditions in general and with respect to rental rates and occupancy levels.

      Other factors may contribute to the level of risk of real estate investments.

      Insurance Issues. Certain real estate companies may have disclosed in connection with the issuance of their securities that they carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with policy specifications, limits and deductibles customarily carried for similar properties. However, such insurance is not uniform among real estate companies. Moreover, there are certain types of extraordinary losses that may be uninsurable or not economically insurable. Substantial increases in certain insurance premiums since the terrorist attacks of September 11, 2001 may cause some real estate companies to reduce their coverage. Certain of the properties may be located in areas that are subject to earthquake activity for which insurance may not be maintained. If a property sustains damage as a result of an earthquake, even if the real estate company maintains earthquake insurance, it may incur substantial losses due to insurance deductibles, co-payments on insured losses or uninsured losses. A massive earthquake or other event could threaten the financial viability of some insurance companies. It may be difficult or impossible to find commercial insurance against certain types of losses, such as those stemming from floods or mold damage. If any type of uninsured loss occurs, the real estate company could lose its investment in, and anticipated profits and cash flows from, a number of properties, which would adversely impact the Seligman LaSalle Monthly Dividend Real Estate Fund's investment performance.

      Financial Leverage. Real estate companies, including REITs, may be highly leveraged, and financial covenants may affect the ability of those companies to operate effectively. real estate companies are subject to risks normally associated with debt financing. If the principal payments of a real estate company's debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the real estate company's cash flow may not be sufficient to repay all maturing debt outstanding. In addition, a real estate company's obligation to comply with covenants contained in agreements with its lenders, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict the real estate company's range of operating activity. A real estate company may therefore be limited from incurring additional indebtedness, selling its assets and engaging in mergers or making acquisitions that may be beneficial to the operation of the real estate company.

      Environmental Risks. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as governmental fines and liabilities for injuries to persons and property and other costs. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such real estate company, and, as a result, the amount available to make distributions on its shares could be reduced.

      Terrorism. Terrorist attacks may adversely affect or even destroy completely the value of individual properties or wide areas. Economic disruption or recession stemming from such attacks can reduce the value of real property of all kinds. Such attacks can also disrupt business and tourism, either in a particular city or in the nation as a whole, which can adversely affect the value of properties in particular industries, e.g., hotels and retail establishments. Higher insurance costs may adversely affect real estate companies, and certain real estate companies may be unable to obtain certain kinds of insurance.